Expense Example, No Redemption - HAWAIIAN TAX-FREE TRUST - HAWAIIAN TAX-FREE TRUST CLASS C	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	950
Expense Example, No Redemption, 10 Years	$ 1,669